OTHER INCOME (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Disclosure of other income [Abstract]
Other income	€ 53	€ 0
Royalty income	18
Proceeds from the sale of sub-strata and associated mineral rights	€ 35	€ 0